Non-Interest Income - Summary of Non-Interest Income (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Banking
Card revenues		$ 1,656	$ 1,514	$ 1,359
Deposit and payment services		1,366	1,324	1,279
Credit fees		1,191	1,153	1,154
Other		466	472	436
Banking revenue including fee		4,679	4,463	4,228
Banking fee related expenses		678	608	559
Total banking	[1]	4,001	3,855	3,669
Wealth management
Mutual funds		1,714	1,639	1,624
Brokerage fees		895	1,047	1,034
Investment management and trust		732	632	624
Total wealth management	[1]	$ 3,341	$ 3,318	$ 3,282

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4)